Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2025	December 31, 2024
Construction in progress	$8,386,394	$10,320,596
Machinery	172,767,448	116,977,275
Building	83,343,942	18,400,135
Leasehold improvement	6,060,439	—
Office equipment	4,121,355	2,781,912
Vehicle	401,024	550,134
Total property and equipment	275,080,602	149,030,052
Less: accumulated depreciation	(54,432,453)	(19,990,558)
Total property and equipment, net	$220,648,149	$129,039,494

Depreciation expense was $36,551,190, $23,235,143, and $2,607,276 for the years ended December 31, 2025, 2024 and 2023. For the year ended December 31, 2024, TOYO Solar transferred machinery of $27,395,942 to TOYO Ethiopia. The machinery were not accrued of depreciation expenses when they were en route. The machinery arrived in TOYO Ethiopia during the year ended December 31, 2025 and were put into use for production.

As of December 31, 2025, the Company collateralized all of its buildings in TOYO Solar with carrying value of $17,213,790, and machinery with carrying amount of $31,324,354 for the long-term bank credit facility from BIDV (Note 11).

As of December 31, 2024, the Company collateralized all of its buildings in TOYO Solar with carrying value of $17,576,346, and machinery with carrying amount of $73,580,639 for the long-term bank credit facility from BIDV (Note 11), among which machinery of $24,916,182 was transferred to TOYO Ethiopia and in progress of release from collateralization.

As of December 31, 2025, the Company has drawn down loans of $5,471,119 from the long-term bank credit facility from BIDV and had unused line of credit of $84,528,881. As of December 31, 2024, the Company has drawn down loans of $20,999,733 from the long-term bank credit facility from BIDV and had unused line of credit of $69,000,267.